PRIVATE PLACEMENT (Details) - USD ($)	Nov. 09, 2020	Nov. 05, 2020	Oct. 27, 2020	Dec. 31, 2020
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	333,333	333,333	4,666,667	5,000,000
Exercise price of warrants	$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants		$ 25,500,000	$ 7,000,000
Shares issuable per warrant	1
Proceeds from Warrant Exercises	$ 500,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Shares issuable per warrant			1